Finance debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Short-term debt	$ 20	$ 10
Current portion of long-term debt	1,616	2,132
Accrued interest on short and long-term debt	550	424
Total	$ 2,186	$ 2,566